Summary of Significant Accounting Policies - Summary of Customers Accounting for 10% or More of Accounts Receivable, Net (Detail) (Credit Concentration Risk [Member], CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts receivable, net	24,162,975	16,397,159
Customer B [Member]
Revenue, Major Customer [Line Items]
Accounts receivable, net		15,800,361
Accounts Receivable [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	33.00%	19.00%
Accounts Receivable [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		19.00%